Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Banks CNY	Dec. 31, 2012 Banks CNY	Dec. 31, 2013 Social security bureaux CNY	Dec. 31, 2012 Social security bureaux CNY	Dec. 31, 2013 Non-retail customers CNY	Dec. 31, 2012 Non-retail customers CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross		132,171	115,248	1,182	770	112,884	100,249	18,105	14,229
Less: allowance for doubtful accounts		(187)	(647)
Accounts receivable, net	$ 21,802	131,984	114,601